RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions Tables
Share based compensation and compensation under options for our officers and directors
In Thousands of US Dollars
Description	2017	2016	2015
Salaries	$–	$–	$203
Short-term employee benefits	2	2	4
Stock-based compensation	6,072	9,071	15,770
Total	$6,074	$9,073	$15,977